INVENTORY (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORY
	2013	2012

Materials	$8,655	$4,551
Customer support inventory	742	724
Work in progress	608	745
	$10,005	$6,020